SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 115,778	$ 113,393
Operating lease liabilities	53	105
Accrued vacation pay	59	71
Legal settlement accrual	464
Advance payment from IIA	17
Total deferred tax assets	116,371	113,569
Less: valuation allowance	(116,014)	(113,455)
Net deferred tax assets	357	114
Operating leases, right-of-use assets	(60)	(114)
Grant receivable (Ministry of Economy)	(5)
Insurance recovery receivable	(280)
Marketable securities	(12)
Total deferred tax liabilities	(357)	(114)
Total net deferred tax assets